Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
Income Tax Expense (Benefit)	2023	2022
Current - U.S. Federal	$(2)	$(17)	$(86)	$—
Deferred - U.S. Federal	(37)	124	174	30
Total income tax (benefit) expense	$(39)	$107	$88	$30
Deferred tax assets and liabilities on the consolidated balance sheet consist of the following:

	Successor Company
	December 31, 2023	December 31, 2022
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$142	$129
VOBA and reserves	174	141
Net operating loss carryover	28	1
Employee benefits	4	4
Foreign tax credit carryover	22	16
Net unrealized loss on investments	523	703
Deferred reinsurance gain	239	264
Total deferred tax assets	1,132	1,258
Valuation Allowance	—	—
Net Deferred Tax Assets	1,132	1,258
Deferred Tax Liabilities
Investment related items	(295)	(366)
Other	(9)	(13)
Total deferred tax liabilities	(304)	(379)
Net deferred tax asset	$828	$879
The statute of limitations on the examination of federal tax returns is closed through the 2019 tax year, with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that an adequate provision has been made on the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. As of December 31, 2023 and 2022, the Company had no reserves for uncertain tax positions. As of December 31, 2023 and 2022, there were no unrecognized tax benefits that if recognized would affect the effective tax rate and that had a reasonable possibility of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the years ended December 31, 2023 and 2022, the period of July 1, 2021 to December 31, 2021, and the six months ended June 30, 2021. The Company had no interest payable as of December 31, 2023 and 2022. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2023 and 2022, the net deferred tax asset included the expected tax benefit related to NOLs of $132 and $3, respectively. The NOLs were generated in 2018 and subsequent years. The losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year. As of December 31, 2023 and 2022, $62 and $3, respectively, of the losses are also subject to Internal Revenue Code Section 382, which may limit the amount that can be utilized in any carryforward year.
Given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its NOL carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2023 and 2022, the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $22 and $16, respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Tax provision at U.S. Federal statutory rate	$1	$152	$107	$45
Dividends received deduction ("DRD")	(34)	(38)	(16)	(14)
Foreign related investments	(6)	(7)	(2)	(1)
Other	—	—	(1)	—
Provision for income taxes	$(39)	$107	$88	$30
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.
Corporate Alternative Minimum Tax ("CAMT")
The Inflation Reduction Act of 2022 introduced a 15% CAMT among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company has determined that it is not an applicable corporation and therefore not subject to CAMT for the period ending December 31, 2023. Since enactment of the CAMT, the US Treasury Department and the IRS continue to issue guidance to the public. The Company will continue to evaluate the guidance and assess its impact, if any in future years.